Issuance of New Shares (Details Narrative) - USD ($)			12 Months Ended
	Aug. 22, 2024	Mar. 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 03, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares purchase		3,750,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Average price per share			$ 0.9399
Proceeds from issuance of expenses			$ 307
Additional paid-up capital account			41
Investor shares, price per share	$ 0.55
Gross proceeds of equity amount	$ 1,375,000		$ (42)	$ 1,345,000	$ 13,176,717
Ordinary shares, shares issued			27,500,327	27,500,000	25,000,000
Ordinary shares, shares outstanding		25,000,000	27,500,327	27,500,000	25,000,000
Ordinary share capital increased amount		$ 2,500	$ 2,750	$ 2,750
Additional paid-in capital			$ 13,831,423	$ 13,880,837
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares issued	25,000,000
Ordinary shares, shares outstanding	25,000,000
Ordinary share capital increased amount	$ 2,500
Additional paid-in capital	$ 12,536,087
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares issued	27,500,000
Ordinary shares, shares outstanding	27,500,000
Ordinary share capital increased amount	$ 2,750
Additional paid-in capital	$ 13,880,837
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares purchase	2,500,000		327	2,500,000	3,750,000
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001
Average price per share			$ 0.9364